Operating Leases (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating leases (as lessee)
Operating leases instalments recognized as an expense	€ 84,299	€ 80,136	€ 74,945
Future minimum payments on non-cancellable operating leases	400,579	262,343	350,931
Operating leases (as lessor)
Operating leases (as lessor)	0	0	0
Not later than one year
Operating leases (as lessee)
Future minimum payments on non-cancellable operating leases	63,959	46,541	56,869
Between 1 and 5 years
Operating leases (as lessee)
Future minimum payments on non-cancellable operating leases	200,156	156,897	181,076
More than 5 years
Operating leases (as lessee)
Future minimum payments on non-cancellable operating leases	€ 136,464	€ 58,905	€ 112,986